Property, Plant, and Equipment - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
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Investments in property, plant, and equipment	€ 8,776	€ 8,594	€ 7,125
Capitalized borrowing costs	€ 32	€ 154	€ 45